Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Year Ending December 31,
2021	$1,118,331
2022	932,774
2023	550,013
2024	46,181
$2,647,299